Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Nicholas II, Inc. | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Nicholas II, Inc. - Class I
Average Annual Return, Percent	(0.07%)	7.97%	9.95%
Nicholas II, Inc. | Class N
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Nicholas II, Inc. - Class N
Average Annual Return, Percent	(0.40%)	7.64%	9.60%
Nicholas II, Inc. | Class I | Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Average Annual Return, Percent	17.41%	15.74%	14.71%
Nicholas II, Inc. | Class N | Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Average Annual Return, Percent	17.41%	15.74%	14.71%
Nicholas II, Inc. | Class I | Russell Midcap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell Midcap Index
Average Annual Return, Percent	11.11%	12.66%	11.39%
Nicholas II, Inc. | Class I | Russell Midcap Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell Midcap Growth Index
Average Annual Return, Percent	22.02%	11.26%	13.37%
Nicholas II, Inc. | Class N | Russell Midcap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell Midcap Index
Average Annual Return, Percent	11.11%	12.66%	11.39%
Nicholas II, Inc. | Class N | Russell Midcap Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell Midcap Growth Index
Average Annual Return, Percent	22.02%	11.26%	13.37%